                                    PART B

                      INFORMATION REQUIRED IN A STATEMENT

                          OF ADDITIONAL INFORMATION

                MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT

          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION


Form N-4

Item Number        Caption in Statement of Additional Information

    15.            Cover Page

    16.            Table of Contents

    17.            Minnesota Mutual Group Variable Annuity Account

    18.            Not Applicable

    19.            Not Applicable

    20.            Distribution of Contracts

    21.            Not Applicable

    22.            Annuity Payments

    23.            Financial Statements

                 MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT

Statement of Additional Information


The date of this document and the Prospectus is:  May 1, 1997


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Group Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Mutual at
(612) 665-3500, or writing the Group Variable Annuity Account at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.


TABLE OF CONTENTS

Separate Account

Trustees and Principal Management Officers of Minnesota Mutual

Distribution of Contracts

Annuity Payments

Auditors

Financial Statements

Appendix A - Calculation of Unit Values

GROUP VARIABLE ANNUITY ACCOUNT

Minnesota Mutual Group Variable Annuity Account is a separate account of The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"). The Group Variable Account is registered as a unit investment trust.


TRUSTEES AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA MUTUAL



   TRUSTEES                      PRINCIPAL OCCUPATION



Giulio Agostini                    Senior Vice President, Finance and
                                   Administrative Services, Minnesota Mining and
                                   Manufacturing Company, Maplewood, Minnesota


Anthony L. Andersen                Chair-Board of Directors, H. B. Fuller
                                   Company, St. Paul, Minnesota (Adhesive
                                   Products) since June 1995, prior thereto for more than five years President and Chief Executive Officer, H. B. Fuller
                                   Company


John F. Grundhofer                 Chairman of the Board, President and Chief
                                   Executive Officer, First Bank System, Inc.,
                                   Minneapolis, Minnesota (Banking)


Harold V. Haverty                  Retired since May 1995, prior thereto, for
                                   more than five years Chairman of the Board, President and Chief Executive Officer,
                                   Deluxe Corporation, Shoreview, Minnesota
                                   (Check Printing)





David S. Kidwell, Ph.D.            Dean and Professor of Finance, The Curtis L.
                                   Carlson School of Management, University of
                                   Minnesota


Reatha C. King, Ph.D.              President and Executive Director, General
                                   Mills Foundation, Minneapolis, Minnesota


Thomas E. Rohricht                 Member, Doherty, Rumble & Butler Professional
                                   Association, St. Paul, Minnesota (Attorneys)


Terry Tinson Saario, Ph.D.         Prior to March 1996, and for more than five
                                   years, President, Northwest Area Foundation,
                                   St. Paul, Minnesota (Private Regional
                                   Foundation)


Robert L. Senkler                  Chairman of the Board, President and Chief
                                   Executive Officer, The Minnesota Mutual
                                   Life Insurance Company, since August 1995;
                                   prior thereto for more than five years Vice
                                   President and Actuary, The Minnesota Mutual
                                   Life Insurance Company

Michael E. Shannon                 Chairman, Chief Financial and
                                   Administrative Officer, Ecolab, Inc.,
                                   St. Paul, Minnesota, since August 1992,
                                   prior thereto President, Residential
                                   Services Group, Ecolab Inc., St. Paul,
                                   Minnesota from October 1990 to July 1992
                                   (Develops and Markets Cleaning and
                                   Sanitizing Products)


Frederick T. Weyerhaeuser          Chairman, Clearwater Investment Trust since
                                   May 1996, prior thereto for more than five years, Chairman, Clearwater Management
                                   Company, St. Paul, Minnesota (Financial
                                   Management)


PRINCIPAL OFFICERS (OTHER THAN TRUSTEES)


                NAME                           POSITION
          John F. Bruder             Senior Vice President

          Keith M. Campbell          Vice President

          Paul H. Gooding            Vice President and Treasurer

          Robert E. Hunstad          Executive Vice President

          James E. Johnson           Senior Vice President and Actuary

          Richard D. Lee             Vice President

          Joel W. Mahle              Vice President

          Dennis E. Prohofsky        Senior Vice President, General Counsel and
                                     Secretary

          Gregory S. Strong          Vice President and Actuary

          Terrence M. Sullivan       Senior Vice President

          Randy F. Wallake           Senior Vice President


All Trustees who are not also officers of Minnesota Mutual have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Mutual have been employed by Minnesota Mutual for at least five years.


                            DISTRIBUTION OF CONTRACTS


The Contracts will be continuously sold by Minnesota Mutual life insurance agents who are also registered representatives of MIMLIC Sales Corporation or other broker-dealers who have entered into selling agreements with MIMLIC Sales. MIMLIC Sales acts as the principal underwriter of the contracts. MIMLIC Sales Corporation is a wholly-owned subsidiary of MIMLIC Asset Management Company, which in turn is a wholly-owned subsidiary of Minnesota Mutual. MIMLIC Sales is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

                                ANNUITY PAYMENTS

Please see Appendix A to this Statement of Additional Information for an illustration of the calculation of annuity unit values and of a variable annuity payment, showing the method used for the calculation of both the initial and subsequent payments.


                                    AUDITORS

The financial statements of the Group Variable Annuity Account and The Minnesota Mutual Life Insurance Company included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, as indicated in their reports in this Statement of Additional Information, and are included herein in reliance upon such reports and upon the authority of such firm as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT




The Board of Trustees of The Minnesota Mutual Life Insurance Company and Contract Owners of Minnesota Mutual Group Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the MIMLIC Growth, MIMLIC Money Market, MIMLIC Asset Allocation, MIMLIC Index 500, Vanguard Long-Term Corporate, Vanguard Wellington, Fidelity Contrafund, Scudder International and Janus Twenty Segregated Sub-Accounts of Minnesota Mutual Group Variable Annuity Account (the Account) as of December 31, 1996 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the periods presented in footnote (6). These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements. Investments owned at December 31, 1996 were confirmed to us by the respective Sub-Account mutual fund group, or, for MIMLIC Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the MIMLIC Growth, MIMLIC Money Market, MIMLIC Asset Allocation, MIMLIC Index 500, Vanguard Long-Term Corporate, Vanguard Wellington, Fidelity Contrafund, Scudder International and Janus Twenty Segregated Sub-Accounts of Minnesota Mutual Group Variable Annuity Account at December 31, 1996 and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.




                                   KPMG Peat Marwick LLP


Minneapolis, Minnesota
February 14, 1997

                 MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT
                     STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 1996


                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                               ----------------------------------------
                                                                                                MIMLIC         MIMLIC
                                                                                 MIMLIC          MONEY          ASSET
                                    ASSETS                                       GROWTH         MARKET       ALLOCATION
                                                                               ----------     ----------     ----------
Investments in shares of underlying mutual funds:
  MIMLIC Series Fund, Inc.  - Growth Portfolio, 62,534 shares
     at net asset value of $2.34 per share (cost $142,718) . . . . . . . .     $  146,534          -              -
  MIMLIC Series Fund, Inc.  - Money Market Portfolio, 1,838,445
     shares at net asset value of $1.00 per share (cost $1,838,445). . . .          -          1,838,445          -
  MIMLIC Series Fund, Inc.  - Asset Allocation Portfolio, 39,679
     shares at net asset value of $1.87 per share (cost $71,538) . . . . .          -              -             73,997
  MIMLIC Series Fund, Inc. - Index 500 Portfolio, 2,527,457 shares
     at net asset value of $2.41 per share (cost $5,323,400) . . . . . . .          -              -              -
  Vanguard Long-Term Corporate Portfolio, 310,816 shares
     at net asset value of $8.79 per share (cost $2,722,470) . . . . . . .          -              -              -
  Vanguard Wellington, 540,034 shares at net asset value
     of $26.15 per share (cost $13,063,067)  . . . . . . . . . . . . . . .          -              -              -
  Fidelity Contrafund, 707,283 shares at net asset
     value of $42.15 per share (cost $25,942,291). . . . . . . . . . . . .          -              -              -
  Scudder International Fund, 118,237 shares at net asset value of
     $47.56 per share (cost $5,243,333)  . . . . . . . . . . . . . . . . .          -              -              -
  Janus Twenty Fund, 171,421 shares at net asset
     value of $27.47 per share (cost $4,967,813) . . . . . . . . . . . . .          -              -              -
                                                                               ----------     ----------     ----------
                                                                                  146,534      1,838,445         73,997

Receivable for investments sold. . . . . . . . . . . . . . . . . . . . . .          2,859          3,567              3
Receivable from Minnesota Mutual for contract purchase payments  . . . . .          -             75,683            624
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . .          -                  1          -
                                                                               ----------     ----------     ----------
     Total assets .. . . . . . . . . . . . . . . . . . . . . . . . . . . .        149,393      1,917,696         74,624
                                                                               ----------     ----------     ----------
                                 LIABILITIES

Payable for investments purchased  . . . . . . . . . . . . . . . . . . . .              -         75,683            624
Payable to Minnesota Mutual for contract terminations and
  mortality and expense charges. . . . . . . . . . . . . . . . . . . . . .          2,859          3,567              3
                                                                               ----------     ----------     ----------
     Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . .          2,859         79,250            627
                                                                               ----------     ----------     ----------
NET ASSETS APPLICABLE TO CONTRACT OWNERS . . . . . . . . . . . . . . . . .     $  146,534      1,838,446         73,997
                                                                               ----------     ----------     ----------
                                                                               ----------     ----------     ----------
ACCUMULATION UNITS OUTSTANDING . . . . . . . . . . . . . . . . . . . . . .        136,198      1,676,436         69,684
                                                                               ----------     ----------     ----------
                                                                               ----------     ----------     ----------
NET ASSET VALUE PER ACCUMULATION UNIT  . . . . . . . . . . . . . . . . . .     $    1.076          1.097          1.062
                                                                               ----------     ----------     ----------
                                                                               ----------     ----------     ----------


See accompanying notes to financial statements.

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                               ----------------------------------------
                                                                                 MIMLIC        VANGUARD
                                                                                  INDEX       LONG-TERM       VANGUARD
                                    ASSETS                                         500        CORPORATE      WELLINGTON
                                                                               ----------     ----------     ----------
Investments in shares of underlying mutual funds:
  MIMLIC Series Fund, Inc.  - Growth Portfolio, 62,534 shares
     at net asset value of $2.34 per share (cost $142,718) . . . . . . . .          -              -              -
  MIMLIC Series Fund, Inc.  - Money Market Portfolio, 1,838,445
     shares at net asset value of $1.00 per share (cost $1,838,445). . . .          -              -              -
  MIMLIC Series Fund, Inc.  - Asset Allocation Portfolio, 39,679
     shares at net asset value of $1.87 per share (cost $71,538) . . . . .          -              -              -
  MIMLIC Series Fund, Inc. - Index 500 Portfolio, 2,527,457 shares
     at net asset value of $2.41 per share (cost $5,323,400) . . . . . . .      6,087,912          -              -
  Vanguard Long-Term Corporate Portfolio, 310,816 shares
     at net asset value of $8.79 per share (cost $2,722,470) . . . . . . .          -          2,732,075          -
  Vanguard Wellington, 540,034 shares at net asset value
     of $26.15 per share (cost $13,063,067)  . . . . . . . . . . . . . . .          -              -         14,121,879
  Fidelity Contrafund, 707,283 shares at net asset
     value of $42.15 per share (cost $25,942,291). . . . . . . . . . . . .          -              -              -
  Scudder International Fund, 118,237 shares at net asset value of
     $47.56 per share (cost $5,243,333)  . . . . . . . . . . . . . . . . .          -              -              -
  Janus Twenty Fund, 171,421 shares at net asset
     value of $27.47 per share (cost $4,967,813) . . . . . . . . . . . . .          -              -              -
                                                                               ----------     ----------     ----------
                                                                                6,087,912      2,732,075     14,121,879

Receivable for investments sold. . . . . . . . . . . . . . . . . . . . . .         29,862            276            610
Receivable from Minnesota Mutual for contract purchase payments  . . . . .         13,428          4,506         23,571
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . .          -              -              -
                                                                               ----------     ----------     ----------
     Total assets .. . . . . . . . . . . . . . . . . . . . . . . . . . . .      6,131,202      2,736,857     14,146,060
                                                                               ----------     ----------     ----------
                                 LIABILITIES

Payable for investments purchased  . . . . . . . . . . . . . . . . . . . .         13,428          4,506         23,571
Payable to Minnesota Mutual for contract terminations and
  mortality and expense charges. . . . . . . . . . . . . . . . . . . . . .         29,862            276            610
                                                                               ----------     ----------     ----------
     Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . .         43,290          4,782         24,181
                                                                               ----------     ----------     ----------
NET ASSETS APPLICABLE TO CONTRACT OWNERS . . . . . . . . . . . . . . . . .      6,087,912      2,732,075     14,121,879
                                                                               ----------     ----------     ----------
                                                                               ----------     ----------     ----------
ACCUMULATION UNITS OUTSTANDING . . . . . . . . . . . . . . . . . . . . . .      3,811,296      2,199,884      9,571,917
                                                                               ----------     ----------     ----------
                                                                               ----------     ----------     ----------
NET ASSET VALUE PER ACCUMULATION UNIT  . . . . . . . . . . . . . . . . . .          1.597          1.242          1.475
                                                                               ----------     ----------     ----------
                                                                               ----------     ----------     ----------

See accompanying notes to financial statements.

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                               ----------------------------------------
                                                                                               SCUDDER
                                                                                FIDELITY        INTER-          JANUS
                                    ASSETS                                     CONTRAFUND      NATIONAL        TWENTY
                                                                               ----------     ----------     ----------
Investments in shares of underlying mutual funds:
  MIMLIC Series Fund, Inc.  - Growth Portfolio, 62,534 shares
     at net asset value of $2.34 per share (cost $142,718) . . . . . . . .          -              -              -
  MIMLIC Series Fund, Inc.  - Money Market Portfolio, 1,838,445
     shares at net asset value of $1.00 per share (cost $1,838,445). . . .          -              -              -
  MIMLIC Series Fund, Inc.  - Asset Allocation Portfolio, 39,679
     shares at net asset value of $1.87 per share (cost $71,538) . . . . .          -              -              -
  MIMLIC Series Fund, Inc. - Index 500 Portfolio, 2,527,457 shares
     at net asset value of $2.41 per share (cost $5,323,400) . . . . . . .          -              -              -
  Vanguard Long-Term Corporate Portfolio, 310,816 shares
     at net asset value of $8.79 per share (cost $2,722,470) . . . . . . .          -              -              -
  Vanguard Wellington, 540,034 shares at net asset value
     of $26.15 per share (cost $13,063,067)  . . . . . . . . . . . . . . .          -              -              -
  Fidelity Contrafund, 707,283 shares at net asset
     value of $42.15 per share (cost $25,942,291). . . . . . . . . . . . .     29,811,995          -              -
  Scudder International Fund, 118,237 shares at net asset value of
     $47.56 per share (cost $5,243,333)  . . . . . . . . . . . . . . . . .          -          5,623,345          -
  Janus Twenty Fund, 171,421 shares at net asset
     value of $27.47 per share (cost $4,967,813) . . . . . . . . . . . . .          -              -          4,708,948
                                                                               ----------     ----------     ----------
                                                                               29,811,995      5,623,345      4,708,948

Receivable for investments sold. . . . . . . . . . . . . . . . . . . . . .         30,031            692            188
Receivable from Minnesota Mutual for contract purchase payments  . . . . .         33,414          1,679         16,622
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . .          -              -              -
                                                                               ----------     ----------     ----------
     Total assets .. . . . . . . . . . . . . . . . . . . . . . . . . . . .     29,875,440      5,625,716      4,725,758
                                                                               ----------     ----------     ----------
                                 LIABILITIES

Payable for investments purchased  . . . . . . . . . . . . . . . . . . . .         33,414          1,679         16,622
Payable to Minnesota Mutual for contract terminations and
  mortality and expense charges. . . . . . . . . . . . . . . . . . . . . .         30,031            692            188
                                                                               ----------     ----------     ----------
     Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . .         63,445          2,371         16,810
                                                                               ----------     ----------     ----------
NET ASSETS APPLICABLE TO CONTRACT OWNERS . . . . . . . . . . . . . . . . .     29,811,995      5,623,345      4,708,948
                                                                               ----------     ----------     ----------
                                                                               ----------     ----------     ----------
ACCUMULATION UNITS OUTSTANDING . . . . . . . . . . . . . . . . . . . . . .     18,638,007      4,774,006      2,891,975
                                                                               ----------     ----------     ----------
                                                                               ----------     ----------     ----------
NET ASSET VALUE PER ACCUMULATION UNIT  . . . . . . . . . . . . . . . . . .          1.600          1.178          1.628
                                                                               ----------     ----------     ----------
                                                                               ----------     ----------     ----------

See accompanying notes to financial statements.

                 MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT
                          STATEMENTS OF OPERATIONS
                        YEAR ENDED DECEMBER 31, 1996

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                               ----------------------------------------
                                                                                                MIMLIC         MIMLIC
                                                                                 MIMLIC          MONEY          ASSET
                                                                                 GROWTH         MARKET       ALLOCATION
                                                                               ----------     ----------     ----------
Investment income (loss):
  Investment income distributions from underlying
    mutual fund (note 4) . . . . . . . . . . . . . . . . . . . . . . . . .     $    -             53,181          -
  Mortality and expense risk charges (note 3)  . . . . . . . . . . . . . .           (268)        (9,373)          (151)
  Administrative charges (note 3) .. . . . . . . . . . . . . . . . . . . .            (47)        (1,654)           (27)
                                                                               ----------     ----------     ----------
    Investment income (loss) - net . . . . . . . . . . . . . . . . . . . .           (315)        42,154           (178)
                                                                               ----------     ----------     ----------


Realized and unrealized gains on investments - net:

  Realized gain distributions from underlying
    mutual fund (note 4) . . . . . . . . . . . . . . . . . . . . . . . . .          -              -              -
                                                                               ----------     ----------     ----------
  Realized gains on sales of investments:
    Proceeds from sales  . . . . . . . . . . . . . . . . . . . . . . . . .          1,777      3,768,229            649
    Cost of investments sold . . . . . . . . . . . . . . . . . . . . . . .         (1,706)    (3,768,229)          (633)
                                                                               ----------     ----------     ----------
                                                                                       71          -                 16
                                                                               ----------     ----------     ----------
    Net realized gains on investments  . . . . . . . . . . . . . . . . . .             71          -                 16
                                                                               ----------     ----------     ----------
  Net change in unrealized appreciation or depreciation
    of investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,816          -              2,459
                                                                               ----------     ----------     ----------
    Net gains (losses) on investments .. . . . . . . . . . . . . . . . . .          3,887          -              2,475
                                                                               ----------     ----------     ----------
Net increase in net assets resulting from operations . . . . . . . . . . .     $    3,572         42,154          2,297
                                                                               ----------     ----------     ----------
                                                                               ----------     ----------     ----------


See accompanying notes to financial statements.

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                               ----------------------------------------
                                                                                 MIMLIC        VANGUARD
                                                                                  INDEX       LONG-TERM       VANGUARD
                                                                                   500        CORPORATE      WELLINGTON
                                                                               ----------     ----------     ----------
Investment income (loss):
  Investment income distributions from underlying
    mutual fund (note 4) . . . . . . . . . . . . . . . . . . . . . . . . .         38,734        145,547        437,061
  Mortality and expense risk charges (note 3)  . . . . . . . . . . . . . .        (31,081)       (17,675)       (78,491)
  Administrative charges (note 3) .. . . . . . . . . . . . . . . . . . . .         (5,485)        (3,119)       (13,852)
                                                                               ----------     ----------     ----------
    Investment income (loss) - net . . . . . . . . . . . . . . . . . . . .          2,168        124,753        344,718
                                                                               ----------     ----------     ----------


Realized and unrealized gains on investments - net:

  Realized gain distributions from underlying
    mutual fund (note 4) . . . . . . . . . . . . . . . . . . . . . . . . .         20,051         38,347        545,916
                                                                               ----------     ----------     ----------
  Realized gains on sales of investments:
    Proceeds from sales  . . . . . . . . . . . . . . . . . . . . . . . . .      1,097,451        509,296        458,433
    Cost of investments sold . . . . . . . . . . . . . . . . . . . . . . .       (986,612)      (498,909)      (416,640)
                                                                               ----------     ----------     ----------
                                                                                  110,839         10,387         41,793
                                                                               ----------     ----------     ----------
    Net realized gains on investments  . . . . . . . . . . . . . . . . . .        130,890         48,734        587,709
                                                                               ----------     ----------     ----------
  Net change in unrealized appreciation or depreciation
    of investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .        568,849       (116,339)       482,836
                                                                               ----------     ----------     ----------
    Net gains (losses) on investments .. . . . . . . . . . . . . . . . . .        699,739        (67,605)     1,070,545
                                                                               ----------     ----------     ----------
Net increase in net assets resulting from operations . . . . . . . . . . .        701,907         57,148      1,415,263
                                                                               ----------     ----------     ----------
                                                                               ----------     ----------     ----------


See accompanying notes to financial statements.

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                               ----------------------------------------
                                                                                               SCUDDER
                                                                                FIDELITY        INTER-          JANUS
                                                                               CONTRAFUND      NATIONAL        TWENTY
                                                                               ----------     ----------     ----------
Investment income (loss):
  Investment income distributions from underlying
    mutual fund (note 4) . . . . . . . . . . . . . . . . . . . . . . . . .        254,811        143,278        391,082
  Mortality and expense risk charges (note 3)  . . . . . . . . . . . . . .       (189,322)       (36,914)       (23,862)
  Administrative charges (note 3) .. . . . . . . . . . . . . . . . . . . .        (33,410)        (6,514)        (4,211)
                                                                               ----------     ----------     ----------
    Investment income (loss) - net . . . . . . . . . . . . . . . . . . . .         32,079         99,850        363,009
                                                                               ----------     ----------     ----------


Realized and unrealized gains on investments - net:

  Realized gain distributions from underlying
    mutual fund (note 4) . . . . . . . . . . . . . . . . . . . . . . . . .      1,792,004        124,900        394,754
                                                                               ----------     ----------     ----------
  Realized gains on sales of investments:
    Proceeds from sales  . . . . . . . . . . . . . . . . . . . . . . . . .        990,972        826,980        678,557
    Cost of investments sold . . . . . . . . . . . . . . . . . . . . . . .       (876,061)      (778,816)      (625,059)
                                                                               ----------     ----------     ----------
                                                                                  114,911         48,164         53,498
                                                                               ----------     ----------     ----------
    Net realized gains on investments  . . . . . . . . . . . . . . . . . .      1,906,915        173,064        448,252
                                                                               ----------     ----------     ----------
  Net change in unrealized appreciation or depreciation
    of investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,320,829        290,641       (203,397)
                                                                               ----------     ----------     ----------
    Net gains (losses) on investments .. . . . . . . . . . . . . . . . . .      4,227,744        463,705        244,855
                                                                               ----------     ----------     ----------
Net increase in net assets resulting from operations . . . . . . . . . . .      4,259,823        563,555        607,864
                                                                               ----------     ----------     ----------
                                                                               ----------     ----------     ----------


See accompanying notes to financial statements.

                 MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS
                         YEAR ENDED DECEMBER 31, 1996


                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                               ----------------------------------------
                                                                                                MIMLIC         MIMLIC
                                                                                 MIMLIC          MONEY          ASSET
                                                                                 GROWTH         MARKET       ALLOCATION
                                                                               ----------     ----------     ----------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . . . . . . . . .     $     (315)        42,154           (178)
  Net realized gains on investments  . . . . . . . . . . . . . . . . . . .             71           -                16
  Net change in unrealized appreciation or depreciation
  of investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,816           -             2,459
                                                                               ----------     ----------     ----------
Net increase in net assets resulting from operations . . . . . . . . . . .          3,572         42,154          2,297
                                                                               ----------     ----------     ----------
Contract transactions (notes 3, 4 and 5):
  Contract purchase payments . . . . . . . . . . . . . . . . . . . . . . .        144,424      4,696,233         72,171
  Contract terminations, withdrawals and charges . . . . . . . . . . . .           (1,462)    (3,757,202)          (471)
                                                                               ----------     ----------     ----------
Increase in net assets from contract transactions  . . . . . . . . . . . .        142,962        939,031         71,700
                                                                               ----------     ----------     ----------
Increase in net assets . . . . . . . . . . . . . . . . . . . . . . . . . .        146,534        981,185         73,997

Net assets at the beginning of year. . . . . . . . . . . . . . . . . . . .           -           857,261           -
                                                                               ----------     ----------     ----------
Net assets at the end of year .. . . . . . . . . . . . . . . . . . . . . .     $  146,534      1,838,446         73,997
                                                                               ----------     ----------     ----------
                                                                               ----------     ----------     ----------


See accompanying notes to financial statements.

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                               ----------------------------------------
                                                                                 MIMLIC        VANGUARD
                                                                                  INDEX       LONG-TERM       VANGUARD
                                                                                   500        CORPORATE      WELLINGTON
                                                                               ----------     ----------     ----------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . . . . . . . . .          2,168        124,753        344,718
  Net realized gains on investments  . . . . . . . . . . . . . . . . . . .        130,890         48,734        587,709
  Net change in unrealized appreciation or depreciation
  of investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        568,849       (116,339)       482,836
                                                                               ----------     ----------     ----------
Net increase in net assets resulting from operations . . . . . . . . . . .        701,907         57,148      1,415,263
                                                                               ----------     ----------     ----------
Contract transactions (notes 3, 4 and 5):
  Contract purchase payments . . . . . . . . . . . . . . . . . . . . . . .      4,785,759      1,953,546      8,416,427
  Contract terminations, withdrawals and charges . . . . . . . . . . . . .     (1,060,885)      (762,893)      (968,102)
                                                                               ----------     ----------     ----------
Increase in net assets from contract transactions  . . . . . . . . . . . .      3,724,874      1,190,653      7,448,325
                                                                               ----------     ----------     ----------
Increase in net assets . . . . . . . . . . . . . . . . . . . . . . . . . .      4,426,781      1,247,801      8,863,588

Net assets at the beginning of year. . . . . . . . . . . . . . . . . . . .      1,661,131      1,484,274      5,258,291
                                                                               ----------     ----------     ----------
Net assets at the end of year  . . . . . . . . . . . . . . . . . . . . . .      6,087,912      2,732,075     14,121,879
                                                                               ----------     ----------     ----------
                                                                               ----------     ----------     ----------


See accompanying notes to financial statements.

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                               ----------------------------------------
                                                                                               SCUDDER
                                                                                FIDELITY        INTER-          JANUS
                                                                               CONTRAFUND      NATIONAL        TWENTY
                                                                               ----------     ----------     ----------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . . . . . . . . .         32,079         99,850        363,009
  Net realized gains on investments  . . . . . . . . . . . . . . . . . . .      1,906,915        173,064        448,252
  Net change in unrealized appreciation or depreciation
  of investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,320,829        290,641       (203,397)
                                                                               ----------     ----------     ----------
Net increase in net assets resulting from operations . . . . . . . . . . .      4,259,823        563,555        607,864
                                                                               ----------     ----------     ----------
Contract transactions (notes 3, 4 and 5):
  Contract purchase payments . . . . . . . . . . . . . . . . . . . . . . .     13,563,785      2,946,298      4,060,942
  Contract terminations, withdrawals and charges . . . . . . . . . . . . .     (2,871,293)    (1,015,404)    (1,236,955)
                                                                               ----------     ----------     ----------
Increase in net assets from contract transactions  . . . . . . . . . . . .     10,692,492      1,930,894      2,823,987
                                                                               ----------     ----------     ----------
Increase in net assets . . . . . . . . . . . . . . . . . . . . . . . . . .     14,952,315      2,494,449      3,431,851

Net assets at the beginning of year. . . . . . . . . . . . . . . . . . . .     14,859,680      3,128,896      1,277,097
                                                                               ----------     ----------     ----------
Net assets at the end of year  . . . . . . . . . . . . . . . . . . . . . .     29,811,995      5,623,345      4,708,948
                                                                               ----------     ----------     ----------
                                                                               ----------     ----------     ----------


See accompanying notes to financial statements.

                 MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS
                        YEAR ENDED DECEMBER 31, 1995


                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                           -------------------------------------------------------
                                                                             MIMLIC         MIMLIC        VANGUARD
                                                                              MONEY         INDEX        LONG-TERM        VANGUARD
                                                                             MARKET          500         CORPORATE      WELLINGTON
                                                                           ----------     ----------     ----------     ----------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . . . . . . .     $   26,568            274         48,052        119,940
  Net realized gains on investments  . . . . . . . . . . . . . . . . .          -             15,267          2,616         71,719
  Net change in unrealized appreciation or depreciation
    of investments . . . . . . . . . . . . . . . . . . . . . . . . . .          -            195,854        125,712        602,762
                                                                           ----------     ----------     ----------     ----------
Net increase in net assets resulting from operations . . . . . . . . .         26,568        211,395        176,380        794,421
                                                                           ----------     ----------     ----------     ----------
Contract transactions (notes 3, 4 and 5):
    Contract purchase payments . . . . . . . . . . . . . . . . . . . .      1,810,340      1,326,654      1,124,779      3,495,164
    Contract terminations, withdrawals and charges . . . . . . . . . .     (1,301,875)      (132,580)       (89,744)      (363,725)
                                                                           ----------     ----------     ----------     ----------
Increase in net assets from contract transactions  . . . . . . . . . .        508,465      1,194,074      1,035,035      3,131,439
                                                                           ----------     ----------     ----------     ----------
Increase in net assets . . . . . . . . . . . . . . . . . . . . . . . .        535,033      1,405,469      1,211,415      3,925,860

Net assets at the beginning of year. . . . . . . . . . . . . . . . . .        322,228        255,662        272,859      1,332,431
                                                                           ----------     ----------     ----------     ----------
Net assets at the end of year  . . . . . . . . . . . . . . . . . . . .     $  857,261      1,661,131      1,484,274      5,258,291
                                                                           ----------     ----------     ----------     ----------
                                                                           ----------     ----------     ----------     ----------


See accompanying notes to financial statements.

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                               ----------------------------------------
                                                                                               SCUDDER
                                                                                FIDELITY        INTER-          JANUS
                                                                               CONTRAFUND      NATIONAL        TWENTY
                                                                               ----------     ----------     ----------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . . . . . . . . .        (64,705)         1,891         88,121
  Net realized gains on investments  . . . . . . . . . . . . . . . . . . .      1,168,103         84,404        154,167
  Net change in unrealized appreciation or depreciation
    of investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,598,911        199,794        (45,764)
                                                                               ----------     ----------     ----------
Net increase in net assets resulting from operations . . . . . . . . . . .      2,702,309        286,089        196,524
                                                                               ----------     ----------     ----------
Contract transactions (notes 3, 4 and 5):
    Contract purchase payments . . . . . . . . . . . . . . . . . . . . . .      8,456,732      1,847,845        970,705
    Contract terminations, withdrawals and charges . . . . . . . . . . . .     (1,077,302)      (694,100)      (317,131)
                                                                               ----------     ----------     ----------
Increase in net assets from contract transactions  . . . . . . . . . . . .      7,379,430      1,153,745        653,574
                                                                               ----------     ----------     ----------
Increase in net assets . . . . . . . . . . . . . . . . . . . . . . . . . .     10,081,739      1,439,834        850,098

Net assets at the beginning of year. . . . . . . . . . . . . . . . . . . .      4,777,941      1,689,062        426,999
                                                                               ----------     ----------     ----------
Net assets at the end of year  . . . . . . . . . . . . . . . . . . . . . .     14,859,680      3,128,896      1,277,097
                                                                               ----------     ----------     ----------
                                                                               ----------     ----------     ----------


See accompanying notes to financial statements.

                 MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Minnesota Mutual Group Variable Annuity Account (the Account) was established on June 14, 1993 as a segregated asset account of The Minnesota Mutual Life Insurance Company (Minnesota Mutual) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations September 2, 1994.
     The Account currently has nineteen segregated sub-accounts to which variable annuity contract owners may allocate their purchase payments. On December 15, 1995, twelve additional segregated sub-accounts, MIMLIC Growth, MIMLIC Bond, MIMLIC Asset Allocation, MIMLIC Mortgage Securities, MIMLIC Capital Appreciation, MIMLIC International Stock, MIMLIC Small Company, MIMLIC Maturing Government Bond 1998, MIMLIC Maturing Government Bond 2002, MIMLIC Maturing Government Bond 2006, MIMLIC Maturing Government Bond 2010 and MIMLIC Value Stock, were added to the Account.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Mutual. Contract owners allocate their variable annuity purchase payments to one or more of the nineteen segregated sub-accounts. Such payments are then invested in shares of MIMLIC Series Fund, Inc. or in shares of other registered investment companies or portfolios (Underlying Funds). Payments allocated to the MIMLIC Growth, MIMLIC Bond, MIMLIC Money Market, MIMLIC Asset Allocation, MIMLIC Mortgage Securities, MIMLIC Index 500, MIMLIC Capital Appreciation, MIMLIC International Stock, MIMLIC Small Company, MIMLIC Maturing Government Bond 1998, MIMLIC Maturing Government Bond 2002, MIMLIC Maturing Government Bond 2006, MIMLIC Maturing Government Bond 2010, MIMLIC Value Stock, Vanguard Long-Term Corporate, Vanguard Wellington, Fidelity Contrafund, Scudder International and Janus Twenty segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock Portfolios of the MIMLIC Series Fund, Inc., Long-Term Corporate Portfolio of the Vanguard Fixed Income Securities Fund, Inc., Vanguard/Wellington Fund, Inc., Fidelity Contrafund, Scudder International Fund and Janus Twenty Fund, respectively. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. As of December 31, 1996, no contract owners have elected to allocate payments to the MIMLIC Bond, MIMLIC Mortgage Securities, MIMLIC Capital Appreciation, MIMLIC International Stock, MIMLIC Small Company, MIMLIC Maturing Government Bond 1998, MIMLIC Maturing Government Bond 2002, MIMLIC Maturing Government Bond 2006, MIMLIC Maturing Government Bond 2010 and MIMLIC Value Stock segregated sub-accounts.

     MIMLIC Sales Corporation acts as the underwriter for the Account. MIMLIC Asset Management Company acts as the investment adviser for the MIMLIC Series Fund, Inc. MIMLIC Sales Corporation is a wholly-owned subsidiary of MIMLIC Asset Management Company. MIMLIC Asset Management Company is a wholly-owned subsidiary of Minnesota Mutual.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

                 MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT

     INVESTMENTS IN UNDERLYING FUNDS

     Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each of the Underlying Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the segregated sub-accounts on the ex-dividend date.

     FEDERAL INCOME TAXES

     The Account is treated as part of Minnesota Mutual for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

(3)  MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES

     The mortality and expense risk charge paid to Minnesota Mutual is computed daily and is equal, on an annual basis, to .85 percent of the average daily net assets of the Account. Under certain conditions, the mortality and expense risk charge may be increased to 1.25 percent of the average daily net assets of the Account.

     The contract administrative charge paid to Minnesota Mutual is computed daily and is equal, on an annual basis, to .15 percent of the average daily net assets of the Account. Under certain conditions, the contract administrative charge may be increased to not more than .40 percent of the average daily net assets of the Account.

     A contingent deferred sales charge may be imposed on a contract owner during the first six years if a contract's accumulation value is reduced by withdrawal or surrender. This sales charge is currently being waived by Minnesota Mutual.

(4)  INVESTMENT TRANSACTIONS

     The Account's purchases of Underlying Fund shares, including reinvestment of dividend distributions, were as follows for the year ended December 31, 1996:

     Growth Portfolio of the MIMLIC Series Fund, Inc.  . . . . . .   $   144,424
     Money Market Portfolio of the MIMLIC Series Fund, Inc.  . . .     4,749,649
     Asset Allocation Portfolio of the MIMLIC Series Fund, Inc.. .        72,171
     Index 500 Portfolio of the MIMLIC Series Fund, Inc. . . . . .     4,844,544
     Long-Term Corporate Portfolio of the Vanguard Fixed
        Income Securities Fund, Inc. . . . . . . . . . . . . . . .     1,877,089
     Vanguard/Wellington Fund, Inc.  . . . . . . . . . . . . . . .     8,810,294
     Fidelity Contrafund . . . . . . . . . . . . . . . . . . . . .    13,562,531
     Scudder International Fund  . . . . . . . . . . . . . . . . .     2,995,640
     Janus Twenty Fund . . . . . . . . . . . . . . . . . . . . . .     4,259,859

                   MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

    Transactions in units for each segregated sub-account for the year ended December 31, 1996 and 1995 were as follows:


                                                                    SEGREGATED SUB-ACCOUNTS
                                                   ------------------------------------------------------
                                                                   MIMLIC          MIMLIC         MIMLIC
                                                     MIMLIC        MONEY            ASSET         INDEX
                                                     GROWTH        MARKET        ALLOCATION        500
                                                   ----------    ----------     -----------     ---------
     Units outstanding at
      December 31, 1994  . . . . . . . . . . . .        -           318,636           -           261,150
       Contract purchase payments  . . . . . . .        -         1,756,508           -         1,106,436
       Deductions for contract terminations
        and withdrawal payments  . . . . . . . .        -        (1,263,069)          -          (115,104)
                                                   ----------    ----------     -----------     ---------
     Units outstanding at
      December 31, 1995  . . . . . . . . . . . .        -           812,075           -         1,252,482
       Contract purchase payments  . . . . . . .     137,557      4,346,833         70,145      3,278,878
       Deductions for contract terminations
        and withdrawal payments  . . . . . . . .      (1,359)    (3,482,472)          (461)      (720,064)
                                                   ----------    ----------     -----------     ---------
     Units outstanding at
      December 31, 1996  . . . . . . . . . . . .     136,198      1,676,436         69,684      3,811,296
                                                   ----------    ----------     -----------     ---------
                                                   ----------    ----------     -----------     ---------


                                                                    SEGREGATED SUB-ACCOUNTS
                                                   ---------------------------------------------------------------------
                                                    VANGUARD                                     SCUDDER
                                                   LONG-TERM      VANGUARD       FIDELITY         INTER-        JANUS
                                                   CORPORATE     WELLINGTON     CONTRAFUND       NATIONAL       TWENTY
                                                   ----------    ----------     -----------     ---------     ----------

     Units outstanding at
      December 31, 1994  . . . . . . . . . . . .     275,796      1,363,274      4,870,232      1,807,445        444,821
       Contract purchase
        payments . . . . . . . . . . . . . . . .   1,007,465      3,051,713      7,266,625      1,913,174        832,636
       Deductions for contract
        terminations and
        withdrawal payments  . . . . . . . . . .     (80,518)      (317,901)      (904,520)      (709,191)      (287,346)
                                                   ----------    ----------     -----------     ---------     ----------
     Units outstanding at
      December 31, 1995  . . . . . . . . . . . .   1,202,743      4,097,086     11,232,337      3,011,428        990,111
       Contract purchase
        payments . . . . . . . . . . . . . . . .   1,631,680      6,194,350      9,383,519      2,682,525      2,722,397
       Deductions for contract
        terminations and
        withdrawal payments  . . . . . . . . . .    (634,539)      (719,519)    (1,977,849)      (919,947)      (820,533)
                                                   ----------    ----------     -----------     ---------     ----------
     Units outstanding at
      December 31, 1996  . . . . . . . . . . . .   2,199,884      9,571,917     18,638,007      4,774,006      2,891,975
                                                   ----------    ----------     -----------     ---------     ----------
                                                   ----------    ----------     -----------     ---------     ----------

                   MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT


(6) FINANCIAL HIGHLIGHTS

    The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the years ended December 31, 1996 and 1995 and the period from September 2, 1994, commencement of operations, to December 31, 1994 (year ended December 31, 1996 for MIMLIC Growth and MIMLIC Asset Allocation):

                                                                                                                 MIMLIC
                                                  MIMLIC                           MIMLIC                        ASSET
                                                  GROWTH                        MONEY MARKET                   ALLOCATION
                                               ------------       ---------------------------------------     -----------
                                                   1996              1996           1995          1994           1996
                                               ------------       ---------      ---------       ---------     -----------

     Unit value, beginning of period . . . . . .  $  1.000          1.055          1.011          1.000          1.000
                                                ------------      ---------      ---------      ---------      ---------

     Income from investment operations:

       Net investment income (loss). . . . . . .     (.004)          .042           .044           .011          (.004)
       Net gains or losses on securities
        (both realized and unrealized) . . . . .      .080              -              -              -           .066
                                                ------------      ---------      ---------      ---------      ---------

     Total from investment operations. . . . . .      .076           .042           .044           .011           .062
                                                ------------      ---------      ---------      ---------      ---------

     Unit value, end of period . . . . . . . . .  $  1.076          1.097          1.055          1.011          1.062
                                                ------------      ---------      ---------      ---------      ---------
                                                ------------      ---------      ---------      ---------      ---------



                                                          MIMLIC INDEX 500                 VANGUARD LONG-TERM CORPORATE
                                                 -------------------------------------   ---------------------------------
                                                    1996           1995        1994        1996        1995         1994
                                                 ------------    ---------   ---------   ---------   ---------   ---------


     Unit value, beginning of period . . . . . .  $  1.326         .979       1.000       1.234         .989       1.000
                                                 ------------    ---------   ---------   ---------   ---------   ---------

     Income (loss) from investment operations:

       Net investment income (loss)  . . . . . .      .001           -        (.003)       .072         .067        .020
       Net gains or losses on securities
       (both realized and unrealized)  . . . . .      .270         .347       (.018)      (.064)        .178       (.031)
                                                 ------------    ---------   ---------   ---------   ---------   ---------

       Total from investment
        operations . . . . . . . . . . . . . . .      .271         .347       (.021)       .008         .245       (.011)
                                                 ------------    ---------   ---------   ---------   ---------   ---------

      Unit value, end of period  . . . . . . . .  $  1.597        1.326        .979       1.242        1.234        .989
                                                 ------------    ---------   ---------   ---------   ---------   ---------
                                                 ------------    ---------   ---------   ---------   ---------   ---------

                   MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT

                                                            VANGUARD WELLINGTON                  FIDELITY CONTRAFUND
                                                   ----------------------------------     ---------------------------------
                                                      1996        1995         1994        1996         1995        1994
                                                   ---------    --------     --------    --------     --------    --------


     Unit value, beginning of period . . . . . .   $ 1.283        .977        1.000       1.322         .981       1.000
                                                   ---------    --------     --------    --------     --------    --------

     Income (loss) from investment operations:

       Net investment income (loss)  . . . . . .      .051        .047         .022        .002        (.008)      (.003)
       Net gains or losses on securities
       (both realized and unrealized). . . . . .      .141        .259        (.045)       .276         .349       (.016)
                                                   ---------    --------     --------    --------     --------    --------

       Total from investment
         operations. . . . . . . . . . . . . . .      .192        .306        (.023)       .278         .341       (.019)
                                                   ---------    --------     --------    --------     --------    --------

     Unit value, end of period . . . . . . . . .   $ 1.475       1.283         .977       1.600        1.322        .981
                                                   ---------    --------     --------    --------     --------    --------
                                                   ---------    --------     --------    --------     --------    --------


                                                           SCUDDER INTERNATIONAL                   JANUS TWENTY
                                                     ---------------------------------    ---------------------------------
                                                      1996        1995         1994        1996         1995        1994
                                                   ---------    --------     --------    --------     --------    --------

     Unit value, beginning of period . . . . . .   $ 1.039        .934        1.000       1.289         .959       1.000
                                                   ---------    --------     --------    --------     --------    --------

     Income (loss) from investment operations:

       Net investment income (loss)  . . . . . .      .025        .001        (.003)       .199         .132        .003
       Net gains or losses on securities
       (both realized and unrealized)  . . . . .      .114        .104        (.063)       .140         .198       (.044)
                                                   ---------    --------     --------    --------     --------    --------

       Total from investment
         operations  . . . . . . . . . . . . . .      .139        .105        (.066)       .339         .330       (.041)
                                                   ---------    --------     --------    --------     --------    --------

     Unit value, end of period . . . . . . . . .   $ 1.178       1.039         .934       1.628        1.289        .959
                                                   ---------    --------     --------    --------     --------    --------
                                                   ---------    --------     --------    --------     --------    --------

                                   APPENDIX A

Calculation of Accumulation Unit Values

Calculation of the net investment factor and the accumulation unit value may be illustrated by the following hypothetical example. Assume the accumulation unit value of the Index 500 Sub-Account on the immediately preceding valuation period was $1.000000. Assume the following about the Series Fund Index 500 Portfolio:
(a) the net asset value per share of the Index 500 Portfolio was $1.394438 at the end of the current valuation period; (2) the Index 500 Portfolio declared a per share dividend and capital gain distribution in the amount of $.037162 during the current valuation period; and (3) the net asset value per share of the Index 500 Portfolio was $1.426879 at the end of the preceding valuation period.

The gross investment rate for the valuation period would be equal to 1.003300 (1.394438 plus .037162 divided by 1.426879). The net investment rate for the valuation period is determined by deducting the total Index 500 Sub-Account expenses from the gross investment rate. Total Index 500 Sub-Account expenses of .000040 is equal to .000034 for mortality and risk expense charge (the daily equivalent of .85% assuming 252 valuation dates per year) plus .000006 for contract administrative charge (the daily equivalent of .15% assuming 252 valuation dates per year). The net investment rate equals 1.003269 (1.003309 minus .000040).

The accumulation unit value at the end of the valuation period would be equal to the value on the immediately preceding valuation date ($1.00000) multiplied by the net investment factor for the current valuation period (1.003269), which produces $1.003269.

Calculation of Annuity Unit Values and Variable Annuity Payment

The determination of the annuity unit value and the annuity payment may be illustrated by the following hypothetical example. Assume that the contract has been in force for more than six years so that no deferred sales charge will apply and that there is no deduction for annuity premium taxes. Assume further that at the date of his or her retirement, the annuitant has credited to his or her account 30,000 accumulation units, and that the value of an accumulation unit on the valuation date next following the fourteenth day of the preceding month was $1.150000, producing a total value of $34,500. Assume also that the annuitant elects an option for which the table in the contract indicates the first monthly payment is $6.57 per $1,000 of value applied; the annuitant's first monthly payment would thus be 34.500 multiplied by $6.57, or $226.67.

Assume that the annuity unit value on the due date of the first payment was $1.100000. When this is divided into the first monthly payment, the number of annuity units represented by that payment is determined to be 206.064. The value of this same number of annuity units will be paid in each subsequent month.

Assume further that the accumulation unit value on the valuation date next following the fourteenth day of the succeeding month is $1.160000. This is divided by the accumulation unit value on the preceding monthly valuation date ($1.150000) to produce a ratio of 1.008696.

Multiplying this ratio by .996338 to neutralize the assumed investment rate of 4.5% per annum already taken into account in determining annuity units as described above, produces a result of 1.005002. This is then multiplied by the preceding annuity unit value ($1.100000) to produce a current annuity value of $1.105502.

The second monthly payment is then determined by multiplying the fixed number of annuity units (206.064) by the current annuity unit value ($1.105502), which produces a second monthly annuity payment of $227.80.

                                                   INDEPENDENT AUDITORS' REPORT

The Board of Trustees

The Minnesota Mutual Life Insurance Company

  We have audited the accompanying consolidated balance sheets of The Minnesota Mutual Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of operations and policyowners' surplus and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Minnesota Mutual Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996 in conformity with generally accepted accounting principles. As discussed in Note 2 to the consolidated financial statements, the Company adopted Statement of Financial Accounting Standards No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts," in 1996.

  Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                      KPMG Peat Marwick LLP
Minneapolis, Minnesota

February 10, 1997

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 1996 AND 1995

                                     ASSETS

                                                        1996        1995
                                                     ----------- -----------
                                                         (IN THOUSANDS)
Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost
   $4,558,975 and $4,525,352)                        $ 4,674,082 $ 4,761,561
  Held-to-maturity, at amortized cost (fair value
   $1,179,112 and $1,281,523)                          1,125,638   1,180,654
Equity securities, at fair value (cost $429,509 and
 $277,554)                                               549,797     384,882
Mortgage loans, net                                      608,808     608,537
Real estate, net                                          43,082      47,256
Policy loans                                             204,178     198,716
Short-term investments                                   122,772      72,841
Other invested assets                                     98,247      91,530
                                                     ----------- -----------
   Total investments                                   7,426,604   7,345,977
Cash                                                      57,140      48,358
Finance receivables, net                                 259,192     226,720
Deferred policy acquisition costs                        589,517     539,732
Accrued investment income                                 90,996      98,373
Premiums receivable                                       77,140      85,247
Property and equipment, net                               55,050      50,809
Reinsurance recoverables                                 126,629     102,198
Other assets                                              54,798      46,530
Separate account assets                                3,706,256   2,609,460
                                                     ----------- -----------
    Total assets                                     $12,443,322 $11,153,404
                                                     =========== ===========

                     LIABILITIES AND POLICYOWNERS' SURPLUS

Liabilities:
  Policy and contract account balances               $ 4,310,015 $ 4,287,083
  Future policy and contract benefits                  1,638,720   1,554,898
  Pending policy and contract claims                      70,577      55,812
  Other policyowner funds                                396,848     371,537
  Policyowner dividends payable                           49,899      50,450
  Unearned premiums and fees                             207,111     210,494
  Federal income tax liability:
   Current                                                25,643      39,516
   Deferred                                              149,665     173,905
  Other liabilities                                      286,042     320,607
  Notes payable                                          319,000     279,967
  Separate account liabilities                         3,691,374   2,596,285
                                                     ----------- -----------
   Total liabilities                                  11,144,894   9,940,554
Policyowners' surplus:
  Unassigned surplus                                   1,190,116   1,059,598
  Net unrealized investment gains                        108,312     153,252
                                                     ----------- -----------
   Total policyowners' surplus                         1,298,428   1,212,850
                                                     ----------- -----------
    Total liabilities and policyowners' surplus      $12,443,322 $11,153,404
                                                     =========== ===========

          See accompanying notes to consolidated financial statements.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS AND POLICYOWNERS' SURPLUS

YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                            STATEMENTS OF OPERATIONS

                                             1996        1995       1994
                                          ----------  ----------  ---------
                                                  (IN THOUSANDS)
Revenues:
  Premiums                                $  612,359  $  603,770  $ 562,018
  Policy and contract fees                   245,966     214,203    188,115
  Net investment income                      530,987     515,047    486,101
  Net realized investment gains               59,546      66,643     25,769
  Finance charge income                       46,932      39,937     34,258
  Other income                                51,630      40,250     30,106
                                          ----------  ----------  ---------
    Total revenues                         1,547,420   1,479,850  1,326,367
                                          ----------  ----------  ---------
Benefits and expenses:
  Policyowner benefits                       541,520     517,771    498,424
  Interest credited to policies and con-
   tracts                                    288,967     297,145    283,626
  General operating expenses                 302,618     273,425    253,317
  Commissions                                103,370      93,465     87,631
  Administrative and sponsorship fees         79,360      76,223     71,143
  Dividends to policyowners                   24,804      27,282     26,672
  Interest on notes payable                   22,798      11,128      7,295
  Increase in deferred policy acquisition
   costs                                     (15,312)    (29,822)   (43,974)
                                          ----------  ----------  ---------
    Total benefits and expenses            1,348,125   1,266,617  1,184,134
                                          ----------  ----------  ---------
     Income from operations before taxes     199,295     213,233    142,233
Federal income tax expense:
  Current                                     68,033      71,379     63,641
  Deferred                                       744      11,995     (1,511)
                                          ----------  ----------  ---------
    Total federal income tax expense          68,777      83,374     62,130
     Net income                           $  130,518  $  129,859  $  80,103
                                          ==========  ==========  =========

                      STATEMENTS OF POLICYOWNERS' SURPLUS

Policyowners' surplus, beginning of year  $1,212,850  $  874,577  $ 892,510
  Net income                                 130,518     129,859     80,103
  Change in net unrealized investment
   gains and losses                          (44,940)    208,414    (98,036)
                                          ----------  ----------  ---------
Policyowners' surplus, end of year        $1,298,428  $1,212,850  $ 874,577
                                          ==========  ==========  =========

       See accompanying notes to consolidated financial statements.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                               1996        1995        1994
                                            ----------  ----------  ----------
                                                     (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                  $  130,518  $  129,859  $   80,103
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Interest credited to annuity and insur-
   ance contracts                              275,968     288,218     277,863
  Fees deducted from policy and contract
   balances                                   (206,780)   (201,575)   (188,226)
  Change in future policy benefits              84,389     100,025      63,328
  Change in other policyowner liabilities       16,099      (4,762)    (16,794)
  Change in deferred policy acquisition
   costs                                       (15,312)    (29,822)    (43,974)
  Change in premiums due and other receiv-
   ables                                       (26,142)    (18,039)     38,166
  Change in federal income tax liabilities     (12,055)     18,376      17,854
  Net realized investment gains                (59,546)    (66,643)    (25,769)
  Other, net                                    29,987      36,561      28,958
                                            ----------  ----------  ----------
    Net cash provided by operating activi-
     ties                                      217,126     252,198     231,509
                                            ----------  ----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
  Fixed maturity securities, available-
   for-sale                                    877,682   1,349,348     653,498
  Equity securities                            352,901     203,493      88,645
  Mortgage loans                                15,567       4,315      20,912
  Real estate                                   11,678      15,948      17,571
  Other invested assets                         12,280      10,775      28,305
Proceeds from maturities and repayments
 of:
  Fixed maturity securities, available-
   for-sale                                    329,550     253,576     327,337
  Fixed maturity securities, held-to-matu-
   rity                                        114,222     127,617      75,648
  Mortgage loans                                94,703     104,730     126,134
Cost of purchases of:
  Fixed maturity securities, available-
   for-sale                                 (1,228,048) (1,975,130) (1,123,125)
  Fixed maturity securities, held-to-matu-
   rity                                        (60,612)   (140,763)   (131,820)
  Equity securities                           (446,599)   (212,142)   (131,483)
  Mortgage loans                              (108,691)   (209,399)   (145,964)
  Real estate                                   (3,786)    (16,554)    (10,985)
  Other invested assets                        (29,271)    (20,517)    (12,732)
Finance receivable originations or pur-
 chases                                       (175,876)   (167,298)   (134,867)
Finance receivable principal payments          142,723     123,515     104,539
Other, net                                     (43,662)    (19,292)     15,309
                                            ----------  ----------  ----------
    Net cash used for investing activities    (145,239)   (567,778)   (233,078)
                                            ----------  ----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insurance
 contracts                                     657,405     710,525     647,237
Withdrawals from annuity and insurance
 contracts                                    (702,681)   (563,569)   (645,969)
Proceeds from issuance of surplus notes            --      124,967         --
Proceeds from issuance of debt by subsidi-
 ary                                            60,000      50,000      30,000
Payments on debt by subsidiary                 (21,000)    (10,000)     (9,100)
Other, net                                      (6,898)     (3,801)     (5,940)
                                            ----------  ----------  ----------
    Net cash provided by (used for) fi-
     nancing activities                        (13,174)    308,122      16,228
                                            ----------  ----------  ----------
Net increase (decrease) in cash and short-
 term investments                               58,713      (7,458)     14,659
Cash and short-term investments, beginning
 of year                                       121,199     128,657     113,998
                                            ----------  ----------  ----------
Cash and short-term investments, end of
 year                                       $  179,912  $  121,199  $  128,657
                                            ==========  ==========  ==========

       See accompanying notes to consolidated financial statements.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) NATURE OF OPERATIONS

The Minnesota Mutual Life Insurance Company (the Company), both directly and through its subsidiaries, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

  The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units which focus on various markets: Individual, Financial Services, Group, and Pension. Revenues reported in 1996 by these business units were $780,250,000, $279,554,000, $213,461,000 and $104,059,000, respectively.
Additional revenues of $170,096,000 were reported by the Company's subsidiaries.

  At December 31, 1996, the Company was one of the 11 largest mutual life insurance company groups in the United States, as measured by total assets. The Company serves nearly seven million people through more than 4,000 associates located at its St. Paul headquarters and in 81 general agencies and 43 regional offices throughout the United States.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The consolidated financial statements include the accounts of The Minnesota Mutual Life Insurance Company and its subsidiaries (collectively, "the Company"). All material intercompany transactions and balances have been eliminated.

  The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary from management's estimates.

New Accounting Principles

In 1995 and prior years, the Company prepared its financial statements according to statutory accounting practices prescribed or permitted by the Commerce Department of the State of Minnesota (Department of Commerce), and these accounting practices were considered GAAP for mutual life insurance companies.

  In April 1993, the Financial Accounting Standards Board (FASB) issued Interpretation No. 40 (the Interpretation), "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." The Interpretation was supposed to become effective for fiscal years beginning after December 15, 1994 and stated that financial statements prepared in accordance with statutory accounting practices would no longer be considered to be in conformity with GAAP. The Interpretation requires all mutual life insurance companies that report their financial statements in conformity with GAAP to apply all applicable authoritative GAAP pronouncements, with the exception of Statements of Financial Accounting Standards (SFAS) No. 60, "Accounting and Reporting by Insurance Enterprises," No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and Realized Gains and Losses from the Sale of Investments," and No. 113, "Accounting for Reinsurance of Short-Duration and Long-Duration Contracts."

  In January 1995, the FASB issued SFAS 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long Duration Participating Contracts." This statement deferred the implementation of the Interpretation to fiscal years beginning after December 15, 1995 and extended the requirements of SFAS Nos. 60, 97 and 113 to mutual life insurance enterprises.

  SFAS No. 120 also requires mutual life insurance enterprises to adopt Statement of Position 95-1, "Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises," which was issued by the American Institute of Certified Public Accountants.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  The Company adopted SFAS No. 120 on January 1, 1996, and the accompanying 1994 and 1995 financial statements and related notes have been restated to conform with the presentation of the 1996 GAAP financial statements.

  The Company will continue to prepare financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. The significant differences between statutory and GAAP financial results are presented in Note 12.

Insurance Revenues and Expenses

Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

  Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to gross margins.

Deferred Policy Acquisition Costs

The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

  For traditional life, accident and health and group life products, deferred acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

  For nontraditional life products and deferred annuities, deferred acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.

  Deferred acquisition costs amortized were $125,978,000, $104,940,000 and $86,477,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

Finance Charge Income and Receivables

Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments

Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. Fixed maturity securities which may be sold prior to maturity are classified as available-for-sale and carried at fair value.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company. These contributions are carried at the market value of the underlying net assets of the funds.

  Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral. Interest income on impaired mortgage loans is recorded on an accrual basis. However, when the likelihood of collection is doubtful, interest income is recognized when received.

  Fair values of fixed maturity securities and equity securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services which specialize in matrix pricing and modeling techniques for estimating fair values. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

  Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 1996 and 1995, was $5,968,000 and $8,342,000, respectively.

  Policy loans are carried at the unpaid principal balance.

Derivative Financial Instruments

The Company entered into equity swaps in 1996 as part of an overall risk management strategy. The swaps are used to hedge exposure to market risk on $400,000,000 of the Company's common stock portfolio. The swaps are based upon certain stock indices, and settlement with the counterparties will take place in January 1998. If, at the time of settlement for a particular swap, the designated stock index has fallen below a specified level, the counterparty will pay the Company an amount based upon the decline in the index and the stock portfolio value protected by the swap. If, at the time of settlement, the designated stock index has risen, the Company will pay the counterparty an amount based upon the increase in the index and 25% of the stock portfolio value protected by the swap.

  The basic types of risks associated with derivatives are market risk (that the value of the derivative will be adversely affected by changes in the market) and credit risk (that the counterparty will not perform according to the contract terms). To reduce credit risk, the swap contracts require that the counterparties maintain sufficient credit ratings and provide collateral under certain circumstances.

  The swaps are carried at fair value, which is based upon dealer quotes. Changes in fair value are recorded directly in policyowners' surplus. Upon settlement of the swaps, gains or losses are recognized in income.

Capital Gains and Losses

Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

  Changes in the fair value of fixed maturity securities available-for-sale and equity securities are recorded as a separate component of policyowners' surplus, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Property and Equipment

Property and equipment are carried at cost, net of accumulated depreciation of $81,962,000 and $75,507,000 at December 31, 1996 and 1995, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 1996, 1995 and 1994, was $6,454,000, $5,941,000 and $8,136,000, respectively.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of certain policyowners and contractholders. The Company receives administrative and investment advisory fees for services rendered on behalf of these funds. Separate account assets and liabilities are carried at fair value, based upon the market value of the investments held in the segregated funds.

  The Company periodically invests money in its separate accounts. The market value of such investments is included with separate account assets and amounted to $14,882,000 and $13,175,000 as of December 31, 1996 and 1995, respectively.

Policyowner Liabilities

Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments, and charges assessed for the cost of insurance, policy administration and surrenders.

  Future policy and contract benefits are comprised of reserves for traditional life, group life, and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity, and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.

  Other policyowner funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Participating Business

Substantially all of the Company's premium revenues are derived from participating policies. Dividends and other discretionary payments are declared by the Board of Trustees based upon actuarial determinations which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums.

Income Taxes

Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reinsurance Recoverables

Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3) INVESTMENTS

Net investment income for the years ended December 31 was as follows:

                             1996      1995      1994
                           --------  --------  --------
                                 (IN THOUSANDS)
Fixed maturity securities  $433,985  $426,114  $417,698
Equity securities            14,275     8,883     4,485
Mortgage loans               63,865    58,943    49,676
Real estate                    (475)      497       648
Policy loans                 13,828    12,821    11,800
Short-term investments        6,535     6,716     4,262
Other invested assets         4,901     5,168     3,212
                           --------  --------  --------
  Gross investment income   536,914   519,142   491,781
Investment expenses          (5,927)   (4,095)   (5,680)
                           --------  --------  --------
    Total                  $530,987  $515,047  $486,101
                           ========  ========  ========

  Net realized capital gains (losses) for the years ended December 31 were as follows:

                            1996     1995     1994
                           -------  -------  -------
                               (IN THOUSANDS)
Fixed maturity securities  $(6,536) $24,025  $(2,528)
Equity securities           57,770   36,374   11,268
Mortgage loans                (721)    (207)     (82)
Real estate                  7,088    2,436    3,915
Other invested assets        1,945    4,015   13,196
                           -------  -------  -------
    Total                  $59,546  $66,643  $25,769
                           =======  =======  =======

  Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  1996      1995      1994
                                                --------  --------  --------
                                                      (IN THOUSANDS)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 19,750  $ 34,898  $ 13,375
  Gross realized losses                          (26,286)  (10,873)  (15,903)
Equity securities:
  Gross realized gains                            79,982    52,670    21,538
  Gross realized losses                          (22,212)  (16,296)  (10,270)

  Net unrealized gains (losses) included in policyowners' surplus at December 31 were as follows:

                                                   1996      1995
                                                 --------  --------
                                                  (IN THOUSANDS)
Gross unrealized gains                           $314,576  $358,877
Gross unrealized losses                           (77,337)  (13,713)
Adjustment to deferred policy acquisition costs   (65,260)  (99,732)
Adjustment to unearned policy and contract fees    (8,192)  (11,665)
Deferred federal income taxes                     (55,475)  (80,515)
                                                 --------  --------
  Net unrealized gains                           $108,312  $153,252
                                                 ========  ========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                                GROSS UNREALIZED
                                     AMORTIZED  ----------------    FAIR
                                        COST     GAINS   LOSSES    VALUE
                                     ---------- -------- ------- ----------
                                                 (IN THOUSANDS)
DECEMBER 31, 1996
Available-for-sale:
  United States government and gov-
   ernment agencies and authorities  $  302,820 $  2,397 $ 6,756 $  298,461
  States, municipalities, and polit-
   ical subdivisions                     11,296      759     --      12,055
  Foreign governments                     1,926      --       54      1,872
  Corporate securities                2,450,126  115,846  19,554  2,546,418
  Mortgage-backed securities          1,792,807   64,834  42,365  1,815,276
                                     ---------- -------- ------- ----------
    Total fixed maturities            4,558,975  183,836  68,729  4,674,082
  Equity securities--unaffiliated       353,983  107,172   5,168    455,987
  Equity securities--affiliated          75,526   18,284     --      93,810
                                     ---------- -------- ------- ----------
    Total equity securities             429,509  125,456   5,168    549,797
                                     ---------- -------- ------- ----------
      Total available-for-sale        4,988,484  309,292  73,897  5,223,879
Held-to-maturity:
  Corporate securities                  904,994   50,187   3,130    952,051
  Mortgage-backed securities            220,644    7,833   1,416    227,061
                                     ---------- -------- ------- ----------
    Total held-to-maturity            1,125,638   58,020   4,546  1,179,112
                                     ---------- -------- ------- ----------
      Total                          $6,114,122 $367,312 $78,443 $6,402,991
                                     ========== ======== ======= ==========
DECEMBER 31, 1995
Available-for-sale:
  United States government and gov-
   ernment agencies and authorities  $  261,669 $ 10,911 $   440 $  272,140
  States, municipalities, and polit-
   ical subdivisions                     26,317    3,262     --      29,579
  Foreign governments                     1,704      223     --       1,927
  Corporate securities                2,523,889  169,329   6,098  2,687,120
  Mortgage-backed securities          1,711,773   62,510   3,488  1,770,795
                                     ---------- -------- ------- ----------
    Total fixed maturities            4,525,352  246,235  10,026  4,761,561
Equity securities--unaffiliated         196,355   91,269   1,590    286,034
Equity securities--affiliated            81,199   17,649     --      98,848
                                     ---------- -------- ------- ----------
    Total equity securities             277,554  108,918   1,590    384,882
                                     ---------- -------- ------- ----------
      Total available-for-sale        4,802,906  355,153  11,616  5,146,443
Held-to-maturity:
  United States government and gov-
   ernment agencies and authorities         250        3     --         253
  States, municipalities, and polit-
   ical subdivisions                        525        6     --         531
  Corporate securities                  953,511   89,962     525  1,042,948
  Mortgage-backed securities            226,368   11,540     117    237,791
                                     ---------- -------- ------- ----------
    Total held-to-maturity            1,180,654  101,511     642  1,281,523
                                     ---------- -------- ------- ----------
      Total                          $5,983,560 $456,664 $12,258 $6,427,966
                                     ========== ======== ======= ==========

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  The amortized cost and estimated fair value of fixed maturity securities at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                   AVAILABLE-FOR-SALE     HELD-TO-MATURITY
                                  --------------------- ---------------------
                                  AMORTIZED     FAIR    AMORTIZED     FAIR
                                     COST      VALUE       COST      VALUE
                                  ---------- ---------- ---------- ----------
                                                (IN THOUSANDS)
Due in one year or less           $   33,390 $   33,429 $    4,889 $    4,948
Due after one year through five
 years                               435,040    459,870    163,206    168,527
Due after five years through ten
 years                             1,383,954  1,429,460    223,848    235,754
Due after ten years                  913,784    936,047    513,051    542,822
                                  ---------- ---------- ---------- ----------
                                   2,766,168  2,858,806    904,994    952,051
Mortgage-backed securities         1,792,807  1,815,276    220,644    227,061
                                  ---------- ---------- ---------- ----------
  Total                           $4,558,975 $4,674,082 $1,125,638 $1,179,112
                                  ========== ========== ========== ==========

  At December 31, 1996 and 1995, bonds and certificates of deposit with a carrying value of $12,934,000 and $15,296,000, respectively, were on deposit with various regulatory authorities as required by law.

  Allowances for credit losses on investments are reflected on the consolidated balance sheets as a reduction of the related assets and were as follows:

                         1996    1995
                        ------- -------
                        (IN THOUSANDS)
Mortgage loans          $ 1,895 $ 1,711
Foreclosed real estate      535     400
Investment real estate    2,529   2,565
                        ------- -------
  Total                 $ 4,959 $ 4,676
                        ======= =======

  At December 31, 1996, the recorded investment in mortgage loans that were considered to be impaired was $6,518,000 before allowance for credit losses. Included in this amount is $2,225,000 of impaired loans, for which the related allowance for credit losses is $395,000, and $4,293,000 of impaired loans that, as a result of adequate fair market value of underlying collateral, do not have an allowance for credit losses.

  At December 31, 1995, the recorded investment in mortgage loans that were considered to be impaired was $12,232,000 before allowance for credit losses. Included in this amount is $3,256,000 of impaired loans, for which the related allowance for credit losses is $211,000, and $8,976,000 of impaired loans that, as a result of adequate fair market value of underlying collateral, do not have an allowance for credit losses.

  In addition to the allowance for credit losses on impaired mortgage loans, a general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 1996, 1995 and 1994.

  Changes in the allowance for credit losses on mortgage loans were as follows:

                               1996    1995    1994
                              ------  ------  ------
                                 (IN THOUSANDS)
Balance at beginning of year  $1,711  $2,449  $2,412
Provision for credit losses      381     127     622
Charge-offs                     (197)   (865)   (585)
                              ------  ------  ------
  Balance at end of year      $1,895  $1,711  $2,449
                              ======  ======  ======

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  Below is a summary of interest income on impaired mortgage loans.

                                                          1996   1995    1994
                                                         ------ ------- -------
                                                             (IN THOUSANDS)
Average impaired mortgage loans                          $9,375 $15,845 $20,236
Interest income on impaired mortgage loans--contractual   1,796   1,590   2,103
Interest income on impaired mortgage loans--collected     1,742   1,515   1,963

(4) NET FINANCE RECEIVABLES

Finance receivables as of December 31 were as follows:

                                       1996      1995
                                     --------  --------
                                      (IN THOUSANDS)
Direct installment loans             $204,038  $178,262
Retail installment notes               30,843    32,345
Retail revolving credit                24,863    14,864
Credit card receivables                 3,541     4,479
Accrued interest                        3,404     3,147
                                     --------  --------
Gross receivables                     266,689   233,097
Allowance for uncollectible amounts    (7,497)   (6,377)
                                     --------  --------
  Finance receivables, net           $259,192  $226,720
                                     ========  ========

  Direct installment loans at December 31, 1996 consisted of $93,127,000 of discount basis loans (net of unearned finance charges) and $110,911,000 of interest-bearing loans. As of December 31, 1995, discount basis loans amounted to $92,351,000 and interest-bearing loans amounted to $85,911,000. Direct installment loans generally have a maximum term of 84 months. Retail installment notes are principally discount basis, arise from the sale of household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Experience has shown that a substantial portion of finance receivables will be renewed, converted or paid in full prior to maturity.

  Principal cash collections of direct installment loans amounted to $92,438,000, $75,865,000 and $70,941,000, and the percentage of these cash collections to average net balances was 48%, 47% and 55% for the years ended December 31, 1996, 1995 and 1994, respectively.

  Changes in the allowance for uncollectible amounts for the years ended December 31 were as follows:

                               1996     1995    1994
                              -------  ------  ------
                                 (IN THOUSANDS)
Balance at beginning of year  $ 6,377  $5,360  $4,801
Provision for credit losses    10,086   6,140   4,652
Charge-offs                   (11,036) (6,585) (5,305)
Recoveries                      2,070   1,462   1,212
                              -------  ------  ------
  Balance at end of year      $ 7,497  $6,377  $5,360
                              =======  ======  ======

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(5) INCOME TAXES

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                           1996     1995     1994
                          -------  -------  -------
                              (IN THOUSANDS)
Computed tax expense      $69,753  $74,631  $49,781
Differences between
 computed and actual tax
 expense:
  Dividends received
   deduction               (2,534)  (1,710)  (1,293)
  Special tax on mutual
   life insurance
   companies                2,760   10,134    9,880
  Tax credits              (3,475)  (1,840)  (1,150)
  Expense adjustments and
   other                    2,273    2,159    4,912
                          -------  -------  -------
    Total tax expense     $68,777  $83,374  $62,130
                          =======  =======  =======

  The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        1996     1995
                                                      -------- --------
                                                         (IN THOUSANDS)
Deferred tax assets:
  Policyowner liabilities                             $ 15,854 $ 22,151
  Unearned fee income                                   43,232   43,576
  Pension and post-retirement benefits                  21,815   20,187
  Tax deferred policy acquisition costs                 58,732   47,228
  Net realized capital losses                            8,275    7,881
  Other                                                 19,229   17,997
                                                      -------- --------
    Gross deferred tax assets                          167,137  159,020
Deferred tax liabilities:
  Deferred policy acquisition costs                    206,331  188,906
  Real estate and property and equipment depreciation   10,089    9,049
  Basis difference on investments                        8,605    7,402
  Net unrealized capital gains                          81,339  119,604
  Other                                                 10,438    7,964
                                                      -------- --------
    Gross deferred tax liabilities                     316,802  332,925
                                                      -------- --------
      Net deferred tax liability                      $149,665 $173,905
                                                      ======== ========

  A valuation allowance for deferred tax assets was not considered necessary as of December 31, 1996 and 1995, because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

  Income taxes paid for the years ended December 31, 1996, 1995 and 1994, were $79,026,000, $64,390,000 and $45,268,000, respectively.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Activity in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                  1996     1995      1994
                                -------- --------  --------
                                      (IN THOUSANDS)
Balance at January 1            $377,302 $349,311  $323,304
  Less: reinsurance recoverable   80,333   61,624    51,549
                                -------- --------  --------
Net balance at January 1         296,969  287,687   271,755
                                -------- --------  --------
Incurred related to:
  Current year                   134,727  129,896   129,028
  Prior years                      4,821   (4,014)      860
                                -------- --------  --------
Total incurred                   139,548  125,882   129,888
                                -------- --------  --------
Paid related to:
  Current year                    51,695   47,620    46,270
  Prior years                     70,073   68,980    67,686
                                -------- --------  --------
Total paid                       121,768  116,600   113,956
                                -------- --------  --------
Net balance at December 31       314,749  296,969   287,687
  Plus: reinsurance recoverable  102,161   80,333    61,624
                                -------- --------  --------
Balance at December 31          $416,910 $377,302  $349,311
                                ======== ========  ========

  The liability for unpaid accident and health claims and claim adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

  Incurred claims related to prior years are due to the differences between actual and estimated claims incurred as of the end of the prior year and interest credited to future policy and contract benefits.

(7) EMPLOYEE BENEFIT PLANS

Pension Plans

The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan which provides certain employees with benefits in excess of limits for qualified retirement plans.

  Net periodic pension cost for the years ended December 31 included the following components:

                                                    1996      1995     1994
                                                  --------  --------  -------
                                                       (IN THOUSANDS)
Service cost--benefits earned during the period   $  6,019  $  5,294  $ 4,880
Interest accrued on projected benefit obligation     8,541     7,935    7,382
Actual return on plan assets                       (12,619)  (18,061)  (1,331)
Net amortization and deferral                        4,698    11,811   (5,094)
                                                  --------  --------  -------
  Net periodic pension cost                       $  6,639  $  6,979  $ 5,837
                                                  ========  ========  =======

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7) EMPLOYEE BENEFIT PLANS (CONTINUED)

  The funded status for the Company's plans as of December 31 was calculated as follows:

                                           FUNDED PLANS       UNFUNDED PLAN
                                         ------------------  ----------------
                                           1996      1995     1996     1995
                                         --------  --------  -------  -------
                                                  (IN THOUSANDS)
Actuarial present value of benefit ob-
 ligations:
  Vested benefit obligation              $ 61,328  $ 56,428  $   --   $   --
  Non-vested benefit obligation            19,119    16,599    5,912    4,539
                                         --------  --------  -------  -------
    Accumulated benefit obligation       $ 80,447  $ 73,027  $ 5,912  $ 4,539
                                         ========  ========  =======  =======
Pension liability included in other li-
 abilities:
  Projected benefit obligation           $117,836  $105,180  $12,576  $10,430
  Plan assets at fair value               115,107   102,594      --       --
                                         --------  --------  -------  -------
  Plan assets less than projected bene-
   fit obligation                           2,729     2,586   12,576   10,430
  Unrecognized net gain (loss)              3,633     2,095   (2,332)  (1,187)
  Unrecognized prior service cost            (364)     (213)     --       --
  Unamortized transition asset (obliga-
   tion)                                    2,422     2,643   (8,451)  (9,219)
  Additional minimum liability                --        --     4,119    4,515
                                         --------  --------  -------  -------
    Net pension liability                $  8,420  $  7,111  $ 5,912  $ 4,539
                                         ========  ========  =======  =======

  A weighted average discount rate of 7.5% and a weighted average rate of increase in future compensation levels of 5.8% were used in determining the actuarial present value of the projected benefit obligation at December 31, 1996 and 1995. The assumed long-term rate of return on plan assets was either 7.5% or 8.5%, depending on the plan.

Profit Sharing Plans

The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the trustees of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 1996, 1995 and 1994 of $6,092,000, $6,595,000 and $6,866,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

Postretirement Benefits Other than Pensions

The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

Components of net periodic postretirement benefit cost for the years ended December 31 were as follows:

                                                   1996    1995    1994
                                                  ------  ------  ------
                                                     (IN THOUSANDS)
Service cost--benefits earned during the period   $1,011  $1,276  $1,760
Interest accrued on projected benefit obligation   2,041   2,452   2,298
Amortization of prior service cost                  (513)   (513)   (223)
Amortization of net gain                            (177)    --      --
                                                  ------  ------  ------
  Net periodic postretirement benefit cost        $2,362  $3,215  $3,835
                                                  ======  ======  ======

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7) EMPLOYEE BENEFIT PLANS (CONTINUED)

  The accumulated postretirement benefit obligation and the accrued postretirement benefit liability for the years ended December 31 were as follows:

                                                         1996    1995
                                                        ------- -------
                                                        (IN THOUSANDS)
Accumulated postretirement benefit obligation:
  Retirees                                              $10,238 $11,875
  Other fully eligible plan participants                  4,594   5,535
  Other active plan participants                          9,514   9,809
                                                        ------- -------
    Total accumulated postretirement benefit obligation  24,346  27,219
Unrecognized prior service cost                           4,107   4,620
Unrecognized net gain                                     9,880   4,743
                                                        ------- -------
      Accrued postretirement benefit liability          $38,333 $36,582
                                                        ======= =======

  The discount rate used in determining the accumulated postretirement benefit obligation for 1996 and 1995 was 7.5%. The 1996 net health care cost trend rate was 9.0%, graded to 5.5% over 7 years, and the 1995 rate was 11.0%, graded to 5.5% over 11 years.

  The assumptions presented herein are based on pertinent information available to management as of December 31, 1996 and 1995. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1996 by $4,262,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 1996 by $583,000.

(8) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

  Reinsurance is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

  The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       1996      1995      1994
                     --------  --------  --------
                           (IN THOUSANDS)
Direct premiums      $615,098  $600,841  $558,066
Reinsurance assumed    64,489    64,792    60,939
Reinsurance ceded     (67,228)  (61,863)  (56,987)
                     --------  --------  --------
      Net premiums   $612,359  $603,770  $562,018
                     ========  ========  ========

  Reinsurance recoveries on ceded reinsurance contracts were $72,330,000, $58,338,000 and $60,970,000 during 1996, 1995 and 1994, respectively.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(9) FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 1996 and 1995. Although management is not aware of any factors that would significantly affect the estimated fair values, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

  Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages and derivatives. The carrying amounts for policy loans, cash, short term investments and finance receivables approximate the assets' fair values.

  The interest rates on the finance receivables outstanding as of December 31, 1996 and 1995, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 1996 and 1995, approximate the fair value for those respective dates.

  The fair values of deferred annuities, annuity certain contracts, and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 1996 and 1995. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments. The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

  Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

  The carrying amounts and fair values of the Company's financial instruments which were classified as assets as of December 31 were as follows:

                                    1996                  1995
                            --------------------- ---------------------
                             CARRYING     FAIR     CARRYING     FAIR
                              AMOUNT     VALUE      AMOUNT     VALUE
                            ---------- ---------- ---------- ----------
                                          (IN THOUSANDS)
Fixed maturity securities:
  Available-for-sale        $4,674,082 $4,674,082 $4,761,561 $4,761,561
  Held-to-maturity           1,125,638  1,179,112  1,180,654  1,281,523
Equity securities              549,797    549,797    384,882    384,882
Mortgage loans:
  Commercial                   432,198    445,976    373,897    391,089
  Residential                  176,610    180,736    234,640    239,723
Policy loans                   204,178    204,178    198,716    198,716
Short-term investments         122,772    122,772     72,841     72,841
Cash                            57,140     57,140     48,358     48,358
Finance receivables, net       259,192    259,192    226,720    226,720
Derivatives                      1,197      1,197        --         --
                            ---------- ---------- ---------- ----------
    Total financial assets  $7,602,804 $7,674,182 $7,482,269 $7,605,413
                            ========== ========== ========== ==========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(9) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

  The carrying amounts and fair values of the Company's financial instruments which were classified as liabilities as of December 31 were as follows:

                                         1996                  1995
                                 --------------------- ---------------------
                                  CARRYING     FAIR     CARRYING     FAIR
                                   AMOUNT     VALUE      AMOUNT     VALUE
                                 ---------- ---------- ---------- ----------
                                               (IN THOUSANDS)
Deferred annuities               $2,178,355 $2,152,636 $2,178,223 $2,156,886
Annuity certain contracts            52,636     53,962     48,492     50,732
Other fund deposits                 808,592    805,709    856,535    847,975
Guaranteed investment contracts      18,770     18,866     47,426     47,987
Supplementary contracts without
 life contingencies                  47,966     47,536     41,431     39,962
Notes payable                       319,000    325,974    279,967    294,103
                                 ---------- ---------- ---------- ----------
    Total financial liabilities  $3,425,319 $3,404,683 $3,452,074 $3,437,645
                                 ========== ========== ========== ==========

(10) NOTES PAYABLE

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyowners' interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 1996 and 1995. The issuance costs of $1,403,000 are deferred and amortized over 30 years on a straight-line basis.

  Notes payable as of December 31 were as follows:

                                                              1996     1995
                                                            -------- --------
                                                             (IN THOUSANDS)
Corporate--surplus notes, 8.25%, 2025                       $125,000 $124,967
Consumer finance subsidiary--senior, 6.53%--8.77%, through
 2003                                                        194,000  155,000
                                                            -------- --------
    Total notes payable                                     $319,000 $279,967
                                                            ======== ========

  At December 31, 1996, the aggregate minimum annual notes payable maturities for the next five years were as follows: 1997, $21,000,000; 1998, $31,000,000;
1999, $49,000,000; 2000, $33,000,000; 2001, $26,000,000.

  Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth. As of December 31, 1996, the consumer finance subsidiary was required to have a minimum liquid net worth of $41,354,000. Liquid net worth at that date was $51,803,000.

  Interest paid on debt for the years ended December 31, 1996, 1995 and 1994, was $21,849,000, $6,504,000 and $5,378,000, respectively.

(11) COMMITMENTS AND CONTINGENCIES

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company.

  The Company has issued certain participating group annuity and life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) COMMITMENTS AND CONTINGENCIES (CONTINUED)

$328,346,000 as of December 31, 1996. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

  The Company has long-term commitments to fund venture capital and real estate investments totaling $142,469,000 as of December 31, 1996. The Company estimates that $35,000,000 of these commitments will be invested in 1997, with the remaining $107,469,000 invested over the next four years.

  As of December 31, 1996, the Company had committed to purchase bonds and mortgage loans totaling $74,123,000 but had not completed the purchase transactions.

  At December 31, 1996, the Company had guaranteed the payment of $68,700,000 in policyowner dividends and discretionary amounts payable in 1997. The Company has pledged bonds, valued at $70,336,000, to secure this guarantee.

  The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Associations. An asset is held for the amount of guaranty fund assessments paid which can be recovered through future premium tax credits.

(12) STATUTORY FINANCIAL DATA

Statutory accounting is primarily focused on solvency and surplus adequacy. Therefore, fundamental differences exist between statutory and GAAP accounting, and their effects on income and policyowners' surplus are illustrated below:

                           POLICYOWNERS' SURPLUS           NET INCOME
                           ----------------------  ----------------------------
                              1996        1995       1996      1995      1994
                           ----------  ----------  --------  --------  --------
                                            (IN THOUSANDS)
Statutory basis            $  682,886  $  601,565  $115,797  $ 88,706  $ 65,123
Adjustments:
  Deferred policy acquisi-
   tion costs                 589,517     539,732    15,312    29,822    43,974
  Net unrealized invest-
   ment gains                 111,575     235,143       --        --        --
  Statutory asset valua-
   tion reserve               240,474     201,721       --        --        --
  Statutory interest main-
   tenance reserve             24,707      32,899    (8,192)   12,976    (4,426)
  Premiums and fees de-
   ferred or receivable       (75,716)    (77,444)    1,587       497    (2,310)
  Change in reserve basis      98,406      77,464    20,114    12,382    (1,444)
  Separate accounts           (40,755)    (36,010)   (6,304)     (854)   (5,837)
  Unearned policy and con-
   tract fees                (121,843)   (122,786)   (2,530)   (4,410)  (10,406)
  Surplus notes              (125,000)   (124,967)      --        --        --
  Net deferred taxes         (149,665)   (173,905)      744   (11,995)    1,511
  Nonadmitted assets           31,531      28,211       --        --        --
  Policyowner dividends        57,765      57,263       502     4,660     2,446
  Other                       (25,454)    (26,036)   (6,512)   (1,925)   (8,528)
                           ----------  ----------  --------  --------  --------
    As reported in the
     accompanying
     consolidated
     financial statements  $1,298,428  $1,212,850  $130,518  $129,859  $ 80,103
                           ==========  ==========  ========  ========  ========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                SCHEDULE I

     SUMMARY OF INVESTMENTS--OTHER THAN INVESTMENTS IN RELATED PARTIES

                             DECEMBER 31, 1996

                                                                   AS SHOWN
                                                       MARKET   ON THE BALANCE
TYPE OF INVESTMENT                         COST(3)     VALUE       SHEET(1)
------------------                        ---------- ---------- --------------
                                                     (IN THOUSANDS)
Bonds:
  United States government and government
   agencies and authorities               $  302,820 $  298,461   $  298,461
  States, municipalities and political
   subdivisions                               11,296     12,055       12,055
  Foreign governments                          1,926      1,872        1,872
  Public utilities                           547,228    590,445      573,030
  Mortgage-backed securities               2,013,451  2,042,337    2,035,920
  All other corporate bonds                2,807,892  2,908,024    2,878,382
                                          ---------- ----------   ----------
    Total bonds                            5,684,613  5,853,194    5,799,720
                                          ---------- ----------   ----------
Equity securities:
  Common stocks:
    Public utilities                             510        611          611
    Banks, trusts and insurance companies     12,824     21,484       21,484
    Industrial, miscellaneous and all
     other                                   329,792    422,401      422,401
  Nonredeemable preferred stocks              10,857     11,491       11,491
                                          ---------- ----------   ----------
      Total equity securities                353,983    455,987      455,987
                                          ---------- ----------   ----------
Mortgage loans on real estate                608,808     xxxxxx      608,808
Real estate (2)                               43,082     xxxxxx       43,082
Policy loans                                 204,178     xxxxxx      204,178
Other long-term investments                   98,247     xxxxxx       98,247
Short-term investments                       122,772     xxxxxx      122,772
                                          ----------              ----------
      Total                               $1,077,087     xxxxxx   $1,077,087
                                          ----------              ----------
Total investments                         $7,115,683     xxxxxx   $7,332,794
                                          ==========              ==========

-------

(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $1,810,000.

(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION

                              (IN THOUSANDS)

                                   AS OF DECEMBER 31,                                     FOR THE YEARS ENDED DECEMBER 31,
                   --------------------------------------------------- ------------------------------------------------------------
                               FUTURE POLICY                                                                AMORTIZATION
                    DEFERRED      BENEFITS                OTHER POLICY                         BENEFITS,    OF DEFERRED
                     POLICY    LOSSES, CLAIMS              CLAIMS AND                NET     CLAIMS, LOSSES    POLICY      OTHER
                   ACQUISITION AND SETTLEMENT  UNEARNED     BENEFITS    PREMIUM   INVESTMENT AND SETTLEMENT ACQUISITION  OPERATING
SEGMENT               COSTS     EXPENSES(1)   PREMIUMS(2)   PAYABLE    REVENUE(3)   INCOME      EXPENSES       COSTS     EXPENSES
-------            ----------- -------------- ----------- ------------ ---------- ---------- -------------- ------------ ----------
                                                                         (IN THOUSANDS)
1996:
 Life insurance     $456,461     $2,123,148    $149,152     $51,772     $568,874   $223,762     $478,228      $ 97,386   $290,525
 Accident and
 health insurance     62,407        437,118      33,770      18,774      160,097     34,202       96,743        14,017     87,222
 Annuity              70,649      3,360,614         --           31       79,245    267,473      243,387        14,575    111,366
 Property and
 liability
 insurance               --          27,855      24,189         --        50,109      5,550       36,933           --      19,033
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $589,517     $5,948,735    $207,111     $70,577     $858,325   $530,987     $855,291      $125,978   $508,146
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
1995:
 Life insurance     $430,829     $2,009,154    $151,864     $41,212     $540,353   $203,487     $454,299      $ 80,896   $266,090
 Accident and
 health insurance     55,888        400,950      34,847      14,567      153,505     33,358       93,482        11,448     83,345
 Annuity              53,015      3,401,760         --           33       74,899    272,499      260,854        12,596     86,716
 Property and
 liability
 insurance               --          30,117      23,783         --        49,216      5,703       33,563           --      18,090
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $539,732     $5,841,981    $210,494     $55,812     $817,973   $515,047     $842,198      $104,940   $454,241
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
1994:
 Life insurance     $510,117     $1,867,170    $133,221     $47,099     $505,300   $192,141     $443,233      $ 59,351   $245,791
 Accident and
 health insurance     46,506        352,955      36,529      17,142      136,619     30,119       93,359        12,401     75,380
 Annuity              92,664      3,263,042         --           12       60,479    258,196      238,301        14,725     79,498
 Property and
 liability
 insurance               --          32,807      21,865         --        47,735      5,645       33,829           --      18,717
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $649,287     $5,515,974    $191,615     $64,253     $750,133   $486,101     $808,722      $ 86,477   $419,386
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========

                    FOR THE YEARS ENDED DECEMBER 31,
                    --------------------------------
                                 PREMIUMS
SEGMENT                         WRITTEN(4)
-------                         ----------
                               (IN THOUSANDS)
1996:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and
 liability
 insurance                        50,515
                                 -------
                                 $50,515
                                 =======
1995:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and
 liability
 insurance                        51,133
                                 -------
                                 $51,133
                                 =======
1994:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and
 liability
 insurance                        47,073
                                 -------
                                 $47,073
                                 =======

-----

(1) Includes policy and contract account balances

(2) Includes unearned policy and contract fees

(3) Includes policy and contract fees

(4) Applies only to property and liability insurance

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                SCHEDULE IV

                                  REINSURANCE

           FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                            PERCENTAGE
                                        CEDED TO     ASSUMED                OF AMOUNT
                                          OTHER    FROM OTHER      NET      ASSUMED TO
                          GROSS AMOUNT  COMPANIES   COMPANIES     AMOUNT       NET
                          ------------ ----------- ----------- ------------ ----------
                                                 (IN THOUSANDS)
1996:
 Life insurance in force  $116,445,975 $15,164,764 $22,957,287 $124,238,498    18.5%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    347,056 $    45,988 $    63,044 $    364,112    17.3%
   Accident and health
    insurance                  174,219      15,511       1,389      160,097     0.9%
   Annuity                      38,041          --          --       38,041      --
   Property and liability
    insurance                   55,782       5,729          56       50,109     0.1%
                          ------------ ----------- ----------- ------------
     Total premiums       $    615,098 $    67,228 $    64,489 $    612,359    10.5%
                          ============ =========== =========== ============
1995:
 Life insurance in force  $106,228,277 $15,620,303 $24,289,241 $114,897,215    21.1%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    342,433 $    44,778 $    62,169 $    359,824    17.3%
   Accident and health
    insurance                  163,412      12,296       2,389      153,505     1.6%
   Annuity                      41,225          --          --       41,225      --
   Property and liability
    insurance                   53,771       4,789         234       49,216     0.5%
                          ------------ ----------- ----------- ------------
     Total premiums       $    600,841 $    61,863 $    64,792 $    603,770    10.7%
                          ============ =========== =========== ============
1994:
 Life insurance in force  $ 99,220,067 $13,570,369 $23,520,616 $109,170,314    21.5%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    322,799 $    38,088 $    59,064 $    343,775    17.2%
   Accident and health
    insurance                  145,333      10,007       1,293      136,619     0.9%
   Annuity                      33,889          --          --       33,889      --
   Property and liability
    insurance                   56,045       8,892         582       47,735     1.2%
                          ------------ ----------- ----------- ------------
     Total premiums       $    558,066 $    56,987 $    60,939 $    562,018    10.8%
                          ============ =========== =========== ============

74